INCOME TAXES - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Deferred tax assets and liabilities recognized
Gross deferred tax assets	$ 1,753	$ 823	$ 823
Deferred tax liability (asset)	1,753	823		$ 823
Deductible temporary differences for which deferred income tax assets have not been recognized
Total	8,781	20,955
Royalty, stream and other interests
Deferred tax assets and liabilities recognized
Deferred tax liabilities	14,800	4,700
Deductible temporary differences for which deferred income tax assets have not been recognized
Total	2,492	2,355
Financing costs and other
Deductible temporary differences for which deferred income tax assets have not been recognized
Total	859	130
Non-capital losses
Deferred tax assets and liabilities recognized
Gross deferred tax assets	15,600	5,500
Deductible temporary differences for which deferred income tax assets have not been recognized
Total	5,430	$ 18,470
Non-capital tax losses that expire between 2038 to 2040
Deferred tax assets and liabilities recognized
Deferred tax liability (asset)	$ (58,900)